UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.4%
Commercial Services - 2.2%
19,100	Moody’s Corp.	1,343,303
31,200	Nielsen Holdings NV	1,137,240
10,000	Towers Watson & Co.	1,069,600

		3,550,143

Communications - 1.4%
29,300	SBA Communications Corp. *	2,357,478

Consumer Durables - 5.0%
13,100	Fossil Group, Inc. *	1,522,744
15,900	Polaris Industries, Inc.	2,053,962
27,000	Snap-On, Inc.	2,686,500
24,100	Tupperware Brands Corp.	2,081,517

		8,344,723

Consumer Non-Durables - 4.5%
52,200	Coca-Cola Enterprises, Inc.	2,098,962
97,000	Iconix Brand Group, Inc. *	3,222,340
28,900	Michael Kors Holdings, Ltd. *	2,153,628

		7,474,930

Consumer Services - 5.7%
10,700	AMC Networks, Inc. *	732,736
5,800	Chipotle Mexican Grill, Inc. *	2,486,460
74,900	Dunkin’ Brands Group, Inc.	3,389,974
30,800	Lions Gate Entertainment Corp. *	1,079,540
39,532	Marriott International, Inc.	1,662,716

		9,351,426

Electronic Technology - 6.9%
25,000	3D Systems Corp. *	1,349,750
49,500	Avago Technologies, Ltd.	2,134,440
89,800	Ciena Corp. *	2,243,204
11,100	F5 Networks, Inc. *	951,936
29,500	Linear Technology Corp.	1,169,970
10,700	MICROS Systems, Inc. *	534,358
80,800	Skyworks Solutions, Inc. *	2,007,072
29,500	Veeco Instruments, Inc. *	1,098,285

		11,489,015

Energy Minerals - 4.0%
17,600	Continental Resources, Inc. *	1,887,776
32,500	Gulfport Energy Corp. *	2,091,050
26,100	Marathon Petroleum Corp.	1,678,752
27,500	Southwestern Energy Co. *	1,000,450

		6,658,028

Finance - 9.6%
18,050	ACE, Ltd.	1,688,758
14,800	Affiliated Managers Group, Inc. *	2,703,072
29,000	Ameriprise Financial, Inc.	2,641,320
19,800	Arthur J Gallagher & Co.	864,270
24,700	Discover Financial Services	1,248,338

Quantity	Name of Issuer	Fair Value ($)

19,700	First Republic Bank	918,611
7,200	IntercontinentalExchange, Inc. *	1,306,224
32,200	Marsh & McLennan Cos., Inc.	1,402,310
17,600	Signature Bank/New York NY *	1,610,752
21,400	T Rowe Price Group, Inc.	1,539,302

		15,922,957

Health Services - 1.5%
25,000	Express Scripts Holding Co. *	1,544,500
7,500	Stericycle, Inc. *	865,500

		2,410,000

Health Technology - 7.5%
14,600	Alexion Pharmaceuticals, Inc. *	1,695,936
18,300	Allergan, Inc.	1,655,235
16,100	Celgene Corp. *	2,478,273
11,300	Edwards Lifesciences Corp. *	786,819
13,400	IDEXX Laboratories, Inc. *	1,335,310
4,400	Jazz Pharmaceuticals, PLC *	404,667
24,050	Thermo Fisher Scientific, Inc.	2,216,208
22,300	Thoratec Corp. *	831,567
14,200	Vertex Pharmaceuticals, Inc. *	1,076,644

		12,480,659

Industrial Services - 6.4%
34,800	Chicago Bridge & Iron Co. NV	2,358,396
13,900	Jacobs Engineering Group, Inc. *	808,702
11,000	National Oilwell Varco, Inc.	859,210
14,950	Schlumberger, Ltd.	1,320,982
43,000	Seadrill, Ltd.	1,938,440
71,700	Waste Connections, Inc.	3,255,897

		10,541,627

Non-Energy Minerals - 0.8%
116,000	Stillwater Mining Co. *	1,277,160

Process Industries - 8.4%
17,200	Airgas, Inc.	1,824,060
30,400	Albemarle Corp.	1,913,376
11,800	CF Industries Holdings, Inc.	2,487,794
38,400	Ecolab, Inc.	3,792,384
37,300	FMC Corp.	2,675,156
20,600	Scotts Miracle-Gro Co.	1,133,618

		13,826,388

Producer Manufacturing - 10.9%
31,600	AGCO Corp.	1,909,272
51,700	AMETEK, Inc.	2,379,234
20,300	Cummins, Inc.	2,697,261
11,621	Eaton Corp., PLC	799,990
28,800	Flowserve Corp.	1,796,832
15,500	MSC Industrial Direct Co., Inc.	1,260,925
11,900	Precision Castparts Corp.	2,704,156
25,500	SPX Corp.	2,158,320

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

79,800	Trimble Navigation, Ltd. *	2,370,858

		18,076,848

Retail Trade - 10.3%
15,800	Bed Bath & Beyond, Inc. *	1,222,288
52,100	Dick’s Sporting Goods, Inc.	2,781,098
13,100	Dollar Tree, Inc. *	748,796
26,600	Lululemon Athletica, Inc. *	1,944,194
58,600	Macy’s, Inc.	2,535,622
18,300	Nordstrom, Inc.	1,028,460
78,300	TJX Cos., Inc.	4,415,337
19,500	Ulta Salon Cosmetics & Fragrance, Inc. *	2,329,470

		17,005,265

Technology Services - 11.7%
47,100	ANSYS, Inc. *	4,075,092
15,100	Citrix Systems, Inc. *	1,066,211
38,300	Cognizant Technology Solutions Corp. *	3,145,196
63,400	Informatica Corp. *	2,470,698
3,000	priceline.com, Inc. *	3,032,850
39,500	Teradata Corp. *	2,189,880
22,600	Ultimate Software Group, Inc. *	3,331,240

		19,311,167

Quantity	Name of Issuer	Fair Value ($)

Transportation - 0.5%
14,300	Alaska Air Group, Inc.	895,466

Utilities - 2.1%
51,500	Calpine Corp. *	1,000,645
25,100	UGI Corp.	982,163
35,300	Wisconsin Energy Corp.	1,425,414

		3,408,222

Total Common Stocks (cost: $96,176,881)		164,381,502

Total Investments in Securities - 99.4% (cost: $96,176,881)		164,381,502
Other Assets and Liabilities, net - 0.6%		1,019,656

Total Net Assets - 100.0%		$165,401,158

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	164,381,502	—	—	164,381,502
Total:	164,381,502	—	—	164,381,502

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2013 is included with the Fund’s schedule of investments.

At September 30, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$69,668,507	($1,463,886)	$68,204,621	$96,176,881

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 29, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	October 29, 2013